Related Party Transactions and Balances	6 Months Ended
Dec. 31, 2024
Related Party Transactions and Balances [Abstract]
Related party transactions and balances

Note 12 — Related party transactions and balances

The following was a summary of related parties with the Company:

Name	Relationship
Mr. Lee, Yat Lung Andrew (“Mr. Lee”)	Chairman and Chief Executive Officer of the Company
Boxasone Limited (“BAO”)	Mr. Lee is a sole director and a shareholder
China Information Technology Development Limited (“CITD”)	Shareholder of the Company

Related party transactions

The GE Group has commercial arrangements with related entities to provide or receive technical support and other services.

 For the six months ended December 31, 2024, the GE Group received services from Logic Network Limited, a subsidiary of CITD, and reflected in cost of revenue amounted to HKD 634,500 (US$81,684).

For the six months ended December 31, 2023, the Company generated revenue from DataCube Research Centre Limited, a subsidiary of CITD, amounted to HKD 1,800,000. For the six months ended December 31, 2023, the GE Group received services from Logic Network Limited and reflected in cost of revenue amounted to HKD 620,000.

Amount due to a related party

Name of Related parties	Nature of transactions	June 30, 2024	December 31, 2024
		HKD	HKD	US$
BAO	BAO reimbursed for certain expenses, including insurance and office expenses incurred on the Company’s behalf.	$2,422	$2,649	$341

Amount to a director

Name of Related parties	Nature of transactions	June 30, 2024	December 31, 2024
		HKD	HKD	US$
Mr. Lee	Mr. Lee from time to time, provides advances to the Company for working capital purposes.	$39,591	$31,837	$4,099